COMMITMENTS AND CONTINGENCIES - Summary of future minimum payments for the operating leases (Details)	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 361,324
2023	372,214
2024	383,383
Total	$ 1,116,921